Other investments (Tables)	12 Months Ended
Dec. 31, 2020
Other investments
Schedule of other investments

	2020	2019	2018
	$m	$m	$m
Non-current investments
Equity securities at fair value through Other comprehensive income	1,108	1,339	833
Fixed income securities at fair value through profit and loss	–	62	–
Total	1,108	1,401	833
Current investments
Fixed income securities at fair value through profit and loss	118	811	809
Fixed deposits	42	38	40
Total	160	849	849

Schedule of analysis equity securities and bonds available for sale

	2020	2020	2019	2019	2018	2018
	FVPL	FVOCI	FVPL	FVOCI	FVPL	FVOCI
	$m	$m	$m	$m	$m	$m
Level 1	118	891	873	1,112	809	667
Level 2	–	–	–	–	–	–
Level 3	–	217	–	227	–	166
Total	118	1,108	873	1,339	809	833

Schedule of fair value movements in level 3 investments

	2020	2019	2018
	FVOCI	FVOCI	FVOCI
	$m	$m	$m
At 1 January	227	166	675
Additions	96	5	79
Revaluations	63	56	(147)
Transfers out	(103)	2	(434)
Disposals	(86)	(5)	(6)
Impairments and exchange adjustments	20	3	(1)
At 31 December	217	227	166